ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021
Management Commentary Explanatory [Line Items]
Financial assets	$ 54,547	$ 44,558
Other financial assets	23,102	16,546
Common Equity in Managed Investments	0	0
Corporation's Capital	333,651	310,673
Equity	134,012	134,741	$ 125,937
Non-controlling interest - preferred equity	230	230
Financial liabilities	247,273	223,744
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,054	10,875
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	88,215	88,386	88,423
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,652	42,210	33,369
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145	$ 4,145	$ 4,145
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,205	12,694
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	6,353	3,430
Common Equity in Managed Investments	45,069	46,248
Other Assets and Liabilities	5,053	6,585
Corporation's Capital	58,081	57,460
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,054	10,875
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,652	42,210
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,606	1,197
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets	10,599	11,497
Other financial assets	16,749	13,116
Common Equity in Managed Investments	0	0
Corporation's Capital	320,639	299,461
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	45,069	46,248
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	87,985	88,156
Elimination
Management Commentary Explanatory [Line Items]
Common Equity in Managed Investments	(45,069)	(46,248)
Corporation's Capital	(45,069)	(46,248)
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (45,069)	$ (46,248)